CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets
Cash and cash equivalents	$ 2,306,571	$ 4,009,387
Restricted cash	1,512,639	103,917
Short-term Investment		50,111
Accounts receivable, net of allowance for doubtful accounts and provision for expected credit loss of $8,256,737 and $7,580,664, respectively	23,088,679	22,393,810
Notes receivable	161,567	355,761
Prepayment, deposit and other receivable - current	3,827,702	4,657,014
Due from related parties	177,658	0
Inventories	13,079,177	13,528,170
Advance to suppliers	1,596,383	17,641,946
Total current assets	45,750,376	62,740,116
Property, plant and equipment, net	7,806,396	8,104,335
Right-of-use asset – Operating lease	299,807	162,103
Intangible assets, net	1,172,324	1,282,939
Deferred tax assets	0	0
Prepayment, deposit and other receivable - Non-current	0	271,201
Long-term prepayment	0	0
Long-term accounts receivable	5,371,315	5,379,311
Long-term investment	2,467,500	2,046,868
TOTAL ASSETS	62,867,718	79,986,873
Current liabilities:
Accounts payable	2,485,280	3,125,104
Accrued expenses and other current liabilities	4,372,537	4,261,080
Operating lease liability - current	52,483	12,280
Accrued payroll and welfare	2,730,888	2,323,244
Advance from customers	1,125,528	14,861,280
Due to related parties	13,064	216,906
Convertible debentures	4,998,754	4,917,683
Bank borrowings - current	12,072,623	10,259,918
Long-term Bank borrowings - current	3,945,077	9,765,447
Notes payables	81,037	124,957
Income tax payable	0	0
Total current liabilities	31,877,271	49,867,899
Operating lease liability – non-current	56,281	0
Bank borrowings – non-current	6,319,708	1,802,468
TOTAL LIABILITIES	38,253,260	51,670,367
COMMITMENTS AND CONTINGENCIES	0	0
Equity
Common stock, no par value, 50,000,000 shares authorized, 6,612,308 and 5,163,946 shares issued and outstanding, respectively		0
Additional paid-in capital	79,024,091	77,886,898
Statutory surplus reserve	3,176,556	3,176,556
Subscription receivable	(125,000)	(125,000)
Retained earnings (Deficits)	(54,433,757)	(50,448,573)
Accumulated other comprehensive loss	(3,144,036)	(2,326,968)
Total equity attributable to ZK International Group Co., Ltd.	24,497,854	28,162,913
Equity attributable to non-controlling interests	116,604	153,593
Total equity	24,614,458	28,316,506
TOTAL LIABILITIES AND EQUITY	$ 62,867,718	$ 79,986,873